Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 217,594,620	¥ 211,218,760
Significant unconsolidated VIEs- Maximum exposure to loss	491,000	521,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	11,035,019	5,815,146
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,423,000	2,376,000
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,045,000	2,160,000
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	8,000	7,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	780,000	572,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	77,000	77,000
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	370,000	370,000
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	483,000	514,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,283,000	2,694,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,346,000	2,299,000
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,557,000	¥ 19,000